Leuthold Select Industries Fund
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.11%
Air Freight & Logistics - 1.57%
Air Transport Services Group, Inc. (a)	1,532	$48,013
Atlas Air Worldwide Holdings, Inc. (a)	966	52,686
Hub Group, Inc. - Class A (a)	857	48,849
		149,548
Biotechnology - 5.67%
AbbVie, Inc.	913	97,828
Alexion Pharmaceuticals, Inc. (a)	761	118,899
Amgen, Inc.	532	122,318
Biogen, Inc. (a)	190	46,523
Gilead Sciences, Inc.	796	46,375
Regeneron Pharmaceuticals, Inc. (a)	221	106,767
		538,710
Building Products - 3.33%
Builders FirstSource, Inc. (a)	1,829	74,641
Carrier Global Corp.	2,087	78,722
Masco Corp.	726	39,879
Masonite International Corp. (a)	327	32,157
Owens Corning	616	46,668
UFP Industries, Inc.	794	44,107
		316,174
Capital Markets - 8.42%
Credit Suisse Group AG - ADR	5,630	72,064
Evercore, Inc. - Class A	931	102,075
The Goldman Sachs Group, Inc.	657	173,257
Morgan Stanley	2,369	162,348
Raymond James Financial, Inc.	882	84,381
Stifel Financial Corp.	1,722	86,892
UBS Group AG (b)	8,442	119,285
		800,302
Construction & Engineering - 1.20%
Comfort Systems USA, Inc.	881	46,393
MasTec, Inc. (a)	993	67,703
		114,096
Containers & Packaging - 6.58%
Amcor PLC (b)	7,539	88,734
Berry Global Group, Inc. (a)	846	47,537
Graphic Packaging Holding Co.	5,651	95,728
International Paper Co.	1,789	88,949
O-I Glass, Inc.	2,995	35,640
Sealed Air Corp.	1,972	90,298
Sonoco Products Co.	1,509	89,408
Westrock Co.	2,043	88,932
		625,226
Distributors - 0.80%
LKQ Corp. (a)	2,158	76,048

Diversified Telecommunication Services - 1.20%
Verizon Communications, Inc.	1,940	113,975

Electronic Equipment, Instruments & Components - 2.19%
Arrow Electronics, Inc. (a)	517	50,304
Insight Enterprises, Inc. (a)	965	73,427
SYNNEX Corp.	1,041	84,779
		208,510
Food & Staples Retailing - 2.65%
Costco Wholesale Corp.	350	$131,873
Walmart, Inc.	831	119,789
		251,662
Health Care Providers & Services - 12.93%
Anthem, Inc.	220	70,640
Centene Corp. (a)	1,927	115,678
Cigna Corp.	327	68,075
CVS Health Corp.	974	66,524
Encompass Health Corp.	1,233	101,957
Fresenius Medical Care AG & Co. KGaA - ADR	1,173	48,750
HCA Healthcare, Inc.	1,042	171,367
Humana, Inc.	316	129,645
Laboratory Corp. of America Holdings (a)	276	56,180
McKesson Corp.	264	45,915
Premier, Inc.	1,095	38,434
Quest Diagnostics, Inc.	425	50,647
UnitedHealth Group, Inc.	566	198,485
Universal Health Services, Inc. - Class B	480	66,000
		1,228,297
Household Durables - 7.74%
D.R. Horton, Inc.	1,796	123,780
KB Home	1,334	44,716
La-Z-Boy, Inc.	1,323	52,708
Lennar Corp. - Class A	1,074	81,871
Meritage Homes Corp. (a)	767	63,523
Mohawk Industries, Inc. (a)	462	65,119
PulteGroup, Inc.	2,720	117,286
Sony Corp. - ADR	526	53,179
Toll Brothers, Inc.	1,651	71,769
Whirlpool Corp.	340	61,367
		735,318
Interactive Media & Services - 3.94%
Alphabet, Inc. - Class A (a)	146	255,886
Facebook, Inc. - Class A (a)	434	118,551
		374,437
IT Services - 3.98%
Concentrix Corp. (a)	1,041	102,747
Mastercard, Inc. - Class A	425	151,699
Visa, Inc. - Class A	567	124,020
		378,466
Media - 1.06%
Comcast Corp. - Class A	1,921	100,660

Multiline Retail - 7.00%
Dollar General Corp.	1,048	220,395
Dollar Tree, Inc. (a)	933	100,801
Target Corp.	1,946	343,527
		664,723
Professional Services - 4.27%
ASGN, Inc. (a)	1,069	89,294
Insperity, Inc.	838	68,230
Korn Ferry	1,168	50,808
ManpowerGroup, Inc.	775	69,889
Robert Half International, Inc.	1,251	78,162
TriNet Group, Inc. (a)	613	49,408
		405,791
Semiconductors & Semiconductor Equipment - 9.88%
Applied Materials, Inc.	2,051	177,001
KLA Corp.	423	109,519
Lam Research Corp.	603	284,779
MKS Instruments, Inc.	779	117,201
SolarEdge Technologies, Inc. (a)(b)	784	250,190
		938,690
Software - 4.60%
Adobe, Inc. (a)	247	$123,529
Microsoft Corp.	1,409	313,390
		436,919
Specialty Retail - 3.87%
AutoNation, Inc. (a)	753	52,552
Best Buy Co., Inc.	542	54,086
The Home Depot, Inc.	238	63,217
The Michaels Companies, Inc. (a)	3,896	50,687
Penske Automotive Group, Inc.	884	52,501
Rent-A-Center Inc.	1,172	44,876
Williams-Sonoma, Inc.	493	50,207
		368,126
Technology Hardware, Storage & Peripherals - 1.72%
Apple, Inc.	1,233	163,607

Thrifts & Mortgage Finance - 1.01%
Flagstar Bancorp, Inc.	1,224	49,890
PennyMac Financial Services, Inc.	707	46,394
		96,284
Trading Companies & Distributors - 2.87%
BMC Stock Holdings, Inc. (a)	1,096	58,833
MSC Industrial Direct Co., Inc. - Class A	429	36,203
Triton International, Ltd. (b)	844	40,943
United Rentals, Inc. (a)	391	90,677
WESCO International, Inc. (a)	580	45,530
		272,186
Wireless Telecommunication Services - 0.63%
T-Mobile US, Inc. (a)	445	60,008
TOTAL COMMON STOCKS (Cost $5,936,775)		$9,417,763

SHORT-TERM INVESTMENTS - 1.12%
Money Market Funds - 1.12%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)	106,460	$106,460
TOTAL SHORT-TERM INVESTMENTS (Cost $106,460)		$106,460

Total Investments (Cost $6,043,235) - 100.23%		$9,524,223
Liabilities in Excess of Other Assets - (0.23)%		(21,685)
TOTAL NET ASSETS - 100.00%		$9,502,538

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$9,417,763	$–	$–	$9,417,763
Money Market Funds	106,460	–	–	106,460
Total Investments in Securities	$9,524,223	$–	$–	$9,524,223

The Fund did not invest in any Level 3 securities during the period.